Schedule I: Condensed Financial Information of Registrant - Condensed Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Net (loss) income	$ (15,070)	$ (164,438)	$ (5,240)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain, net of tax effect of $0, $(770) and $1,169 for the years ended December 31, 2024, 2023 and 2022, respectively	(1,541)	2,617	(4,695)
Comprehensive loss attributable to Funko, Inc.	(16,214)	(151,656)	(11,716)
Parent Company
Segment Reporting Information [Line Items]
Net (loss) income	(14,718)	(154,079)	(8,035)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain, net of tax effect of $0, $(770) and $1,169 for the years ended December 31, 2024, 2023 and 2022, respectively	(1,496)	2,423	(3,681)
Comprehensive loss attributable to Funko, Inc.	$ (16,214)	$ (151,656)	$ (11,716)